Offerings - Offering: 1	Jun. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,500,000
Proposed Maximum Offering Price per Unit	64.43
Maximum Aggregate Offering Price	$ 289,935,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,040.02
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate amount of shares to be offered or sold pursuant to the Columbia Sportswear Company 2020 Stock Incentive Plan (the "Plan") because of any future stock split, stock dividend or similar adjustment of the common stock of Columbia Sportswear Company (the "Registrant"). The Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price are estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee, and based upon the $64.43 per share average of the high sales price ($65.13) and low sales price ($63.72) of the common stock as reported by the Nasdaq Stock Market on June 5, 2026.